Cash, cash equivalents and restricted cash	12 Months Ended
Feb. 28, 2021
Cash Cash Equivalents And Restricted Cash [Abstract]
Cash, cash equivalents and restricted cash
11	Cash, cash equivalents and restricted cash

(i) Cash and cash equivalents

	As of February 28, 2021	As of February 29, 2020
	US$	US$
Bank balances	134,025,561	165,298

(ii) Restricted cash

Restricted cash is in relation to cash held by an external party for the Group’s share repurchase program. The Group has authorised a share repurchase program of up to US$50,000,000 during the year. Balance of the share repurchase program as of February 28, 2021 amounted to US$35,686,643 (2020: zero).